SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 13 – SUBSEQUENT EVENTS

The Company has evaluated subsequent events through the date the financial statements were issued. The Company has determined that there are no other such events that warrant disclosure or recognition in the financial statements, except as noted below.

On April 28, 2025, the Company and Streeterville Capital, LLC (the “Investor”) entered into a second amendment to the Note (the “Second Amendment”) providing that (i) the 20% prepayment penalty under the Note was eliminated, but the outstanding balance of the Note was increased to $3,597,501.71 (i.e., the outstanding balance under the Note as of April 28, 2025, plus the prepayment penalty of 20% as of April 28, 2025), (ii) the Company will have the right on up to three occasions to extend the monthly payment start date for one month, with the outstanding balance automatically increasing by one percent for each extension, (iii) the monthly payments will equal $582,000 plus all accrued but unpaid interest, (iv) the floor price was reduced to $1.25, (v) the Investor’s beneficial ownership limitation was increased to 9.99%, (vi) the Company agreed to hold a stockholder meeting within 60 days to approve the issuances to the Investor under the Note and under an equity line of credit agreement with the Investor in excess of the Exchange Cap (as such term was defined in the Note), (vii) the Company agreed to sell the Investor 1,250,000 shares of common stock (the “Pre-Delivery Shares”) for $125, which Pre-Delivery Shares shall be used by the Investor only as pre-delivery shares under the Note and a future equity line of credit agreement between the Company and the Investor, (viii) the Company agreed to file a registration statement to register the Pre-Delivery Shares and other shares of common stock issuable to the Investor upon conversion of the Note, and (ix) the Investor provided its written consent to the Company entering into the Patent Monetization Agreement and Option Agreement described below.

On April 28, 2025, the Company entered into a Patent Monetization Agreement (the “Patent Monetization Agreement”) with Alpha Modus Ventures, LLC, a North Carolina limited liability company controlled by the Company’s Chief Executive Officer, William Alessi (“AMV”), pursuant to which the Company agreed to provide litigation funding to AMV in connection with AMV’s recently filed patent litigation suit against Broadcom Inc. for infringement of AMV’s patents relating to methods and apparatus for transporting of fibre channel data over ethernet (U.S. Patent Nos. 11,108,591, 11,303,473, and 11,310,077), and the parties agreed that the gross proceeds from the litigation would first be paid to the Company until it has received the return of amounts funded for the litigation, and then 65% to the Company until it has received a five times return, then 45% to the Company until it has received an additional two times return, and then 35% to the Company.

On April 28, 2025, and in connection with entering into the Patent Monetization Agreement, the Company entered into an Option Agreement (the “Option Agreement”) with AMV’s owners (Janbella Group, LLC, an entity controlled by Mr. Alessi, and Chris Chumas, the Company’s Chief Sales Officer), pursuant to which the Company received the right to acquire AMV from its owners for an option exercise price consisting of the following: (i) the termination by the Company of the Patent Monetization Agreement and AMV’s related payment obligations to the Company under the Patent Monetization Agreement, (ii) the payment of $300,000 to Janbella Group, LLC (in satisfaction of which Janbella Group, LLC will release AMV of its $300,000 repayment obligation to Janbella Group, LLC) as soon as the Investor (defined above) has been repaid in full, and (iii) the issuance by the Company to AMV’s owners in the aggregate of a number of shares of common stock equal to $35,000,000 divided by the closing price of the Company’s common stock immediately prior to closing, which closing shall not occur until the Company’s shareholders have approved such transaction and issuance of common stock as required by Nasdaq’s listing rules.

On or about April 30, 2025, the Company issued 15,690 shares of Class A common stock to each of the four non-employee directors of the Company in consideration of the directors’ $25,000 quarterly fee pursuant to their director agreements, calculated based on the 10-day average closing price of the Company’s common stock as of the end of the first quarter, or approximately $1.59 per share.

On or about April 30, 2025, the Company issued 39,266 shares of Class A common stock to the Company’s Chief Revenue Officer, Thomas Gallagher, in consideration of his $62,500 quarterly fee pursuant to his employment agreement, calculated based on the 10-day average closing price of the Company’s common stock as of the end of the first quarter, or approximately $1.59 per share.

On or about April 30, 2025, the Company issued 1,250,000 shares of common stock for the Pre-Delivery Shares to the Investor pursuant to the Second Amendment to the Note as described above.

NOTE 14 – SUBSEQUENT EVENTS

The Company has evaluated subsequent events through the date the financial statements were issued. The Company has determined that there are no other such events that warrant disclosure or recognition in the financial statements, except as noted below.

On January 2, 2025, Alpha Modus Holdings, Inc., a Delaware corporation (the “Company” or “Alpha Modus”) appointed Thomas Gallagher as the Chief Revenue Officer of the Company.

On January 2, 2025, the Company entered into director agreements (the “Director Agreements”) with its non-employee members of the Board of Directors, Gregory Richter, Michael Garel, Scott Wattenberg, and William Ullman, to be considered effective as of closing of the Company’s business combination with Alpha Modus, Corp. (December 13, 2024), pursuant to which the Company generally agreed to indemnify each of the non-employee directors to the broadest extent permitted by law and agreed to pay each non-employee director (i) $100,000 in common stock per annum, payable quarterly on the first day of each fiscal quarter and valued based on the closing price of the Company’s common stock on December 13, 2024, and (ii) $25,000 in cash per annum, payable in quarterly installments.

On January 5, 2025, the Company issued 2,632 shares of Class A common stock to each of the four non-employee directors for the quarterly issuance set out in the director agreements. These shares were valued on the closing price of the Company’s common stock on December 13, 2024 (merger date) at $9.50 per share.

On January 5, 2025, the Company issued 11,000 shares of Class A common stock to two individuals for services rendered as a bonus for their diligence and efforts with the merger. These shares were valued of the closing price of the Company’s common stock on January 3, 2025 at $2.51 per share.